Filed pursuant to Rule 497(j)

Registration Nos. 333-168727 and 811-22452

Chapman and Cutler LLP 320 South Canal Street, 27th Floor Chicago, Illinois 60606 T 312.845.3000 F 312.701.2361 www.chapman.com

March 1, 2023

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:	First Trust Series Fund (Registration Nos. 333-168727 and 811-22452)

Ladies and Gentlemen:

On behalf of First Trust Series Fund (the “Registrant”), in accordance with the provisions of Rule 497(j) of Regulation C under the Securities Act of 1933, as amended, (the “Securities Act”), this letter serves to certify that the most recent amendment to the Registration Statement on Form N-1A (the “Registration Statement”) of the Registrant does not differ from that which would have been filed pursuant to Rule 497(c) of the Securities Act. The Registration Statement relates to First Trust/Confluence Small Cap Value Fund, First Trust Preferred Securities and Income Fund, First Trust Short Duration High Income Fund and First Trust Managed Municipal Fund, each a series of the Registrant. Post-Effective Amendment No. 61, which was the most recent amendment to the Registration Statement and was filed electronically with the Securities and Exchange Commission on February 28, 2023.

If you have any questions or comments, please telephone the undersigned at (312) 845-3484.

Very truly yours,
Chapman and Cutler llp
By:	/s/ Morrison C. Warren
Morrison C. Warren

Enclosures